STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Class A Common Stock [Member]	Common Class B [Member]	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Jun. 30, 2020	$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in Shares) at Jun. 30, 2020	0
Balance at the beginning at Jun. 30, 2020	$ 0	0	0	0	0
Balance (in Shares) at Jun. 30, 2020	0
Value of common shares issued to certain investors		$ 288	24,712		25,000
Class B common stock issued to Sponsor (in Shares)		2,875,000
Sale of Units in Initial Public Offering	$ 1,000		99,999,000		100,000,000
Sale of Units in Initial Public Offering (in Shares)	10,000,000
Underwriter fee			(2,000,000)		(2,000,000)
Fair value of warrants			(8,008,352)		(8,008,352)
Reclassification of offering cost related to warrant issuance			317,023		317,023
Sale of Private Placement Units	$ 36		3,549,964		3,550,000
Sale of Private Placement Units (in Shares)	355,000
Forfeiture of 375,000 shares by initial stockholders		$ (38)	38
Forfeiture of 375,000 shares by initial stockholders (in Shares)		(375,000)
Deferred underwriting discount			(1,959,758)		(1,959,758)
Offering costs charged to the stockholders' equity			(329,713)		(329,713)
Change in Class A common stock subject to possible redemption	$ (880)		(88,012,960)		(88,013,840)
Change in Class A common stock subject to possible redemption (in Shares)	(8,801,384)
Net loss				1,419,645	1,419,645
Balance at the end at Dec. 31, 2020	$ 156	$ 250	3,579,954	1,419,645	5,000,005
Balance (in Shares) at Dec. 31, 2020	1,553,616	2,500,000
Change in Class A common stock subject to possible redemption			9,603,504		9,603,600
Net loss				(9,435,532)	(9,435,532)
Balance at the end at Mar. 31, 2021			13,015,395	(8,015,887)	5,000,010
Balance at the beginning at Dec. 31, 2020	$ 156	$ 250	3,579,954	1,419,645	5,000,005
Balance (in Shares) at Dec. 31, 2020	1,553,616	2,500,000
Balance at the end at Jun. 30, 2021			12,729,166	(7,729,664)	5,000,002
Balance at the beginning at Mar. 31, 2021			13,015,395	(8,015,887)	5,000,010
Change in Class A common stock subject to possible redemption			(291,328)		(291,330)
Net loss				286,223	286,223
Balance at the end at Jun. 30, 2021			$ 12,729,166	$ (7,729,664)	$ 5,000,002